Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2024	2025
	RMB	RMB	US$
Accrued payroll	7,290,249	1,428,821	204,319
Tax payables	3,758,066	6,816,712	974,777
Payable to suppliers	115,793,122	153,182,488	21,904,804
Payable to external service providers	19,447,813	20,839,700	2,980,037
Payable to funding partner	50,365,126	50,013,688	7,151,862
Business deposits	5,593,315	5,493,315	785,534
Others	59,830,173	52,476,646	7,504,061
Total	262,077,864	290,251,370	41,505,394